SEGMENTS	0 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Financial reports to Teva's chief operating decision maker ("CODM") evolve over time as Teva's business develops, as well as following major acquisitions. Since 2009, Teva had reported under a notion of a “One Teva.” During 2013, Teva completed a comprehensive review of its strategy, organizational and business structure and implemented changes to support the new strategy.

Following the recent changes, Teva determined that its business includes two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients ("API"). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system, oncology and respiratory indications, as well as those marketed in the women's health and other specialty businesses.

Teva's other activities include the over the counter ("OTC") medicines business, distribution activity mainly in Israel and Hungary, medical devices and until January 2013, animal health. The OTC activity is primarily conducted through a joint venture with The Procter & Gamble Company, which combines Teva's production capabilities and market reach with Procter & Gamble's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the CODM, reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in note 1 to the consolidated financial statements.

Segment profitability is comprised of gross profit for the segment, less S&M and R&D expenses related to the segment. Segment profitability does not include G&A expenses, amortization and non-recurring items.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by operating segment, and therefore Teva does not report asset information by operating segment.

In 2014, Teva's new chief executive officer is anticipated to review the Company's strategy and organizational structure. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment.

a. Segment information:

	Generics			Specialty
	Year ended December 31,			Year ended December 31,
	2013	2012	2011	2013	2012	2011
	(U.S.$ in millions)			(U.S.$ in millions)

Revenues	$9,906	$10,385	$10,196	$8,402	$8,150	$6,493
Gross profit	4,095	4,518	4,605	7,326	7,173	5,622
R&D expenses	494	485	459	909	793	616
S&M expenses	1,945	1,971	2,087	1,850	1,686	1,099
Segment profitability	$1,656	$2,062	$2,059	$4,567	$4,694	$3,907

	Year ended December 31,
	2013	2012	2011
	(U.S.$ in millions)

Generic medicines profitability	$1,656	$2,062	$2,059
Specialty medicines profitability	4,567	4,694	3,907
Total segment profitability	6,223	6,756	5,966
Profitability of other activities	214	197	219
Total profitability	6,437	6,953	6,185
Amounts not allocated to segments:
Amortization	1,180	1,272	707
General and administrative expenses	1,239	1,238	932
Legal settlements and loss contingencies	1,524	715	471
Impairments, restructuring and others	788	1,259	430
Other unallocated amounts	57	264	536

Consolidated operating income	1,649	2,205	3,109
Financial expenses - net	399	386	153
Consolidated income before income taxes	$1,250	$1,819	$2,956

b.	Segment revenues by geographic area:
		Year ended December 31,
		2013	2012	2011
		(U.S.$ in millions)
	Generic Medicines
	United States	$4,181	$4,381	$3,957
	Europe*	3,485	3,482	3,929
	Rest of the World	2,240	2,522	2,310
	Total Generic Medicines	9,906	10,385	10,196
	Specialty Medicines
	United States	6,026	5,857	4,804
	Europe*	1,706	1,575	1,108
	Rest of the World	670	718	581
	Total Specialty	8,402	8,150	6,493
	Other Revenues
	United States	254	200	39
	Europe*	797	741	760
	Rest of the World	955	841	824
	Total Other Revenues	2,006	1,782	1,623
	Total Revenues	$20,314	$20,317	$18,312

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

c. Net revenues from specialty medicines were as follows:

	Year ended December 31,
	2013	2012	2011

	(U.S. $ in millions)

CNS	$5,505	$5,464	$4,412
Copaxone®	4,328	3,996	3,570
Azilect®	371	330	290
Nuvigil®	320	347	86
Provigil®	91	417	350
Oncology	982	860	268
Treanda®	709	608	131
Respiratory	905	856	878
ProAir®	429	406	436
Qvar®	328	297	305
Women's health	463	448	438
Other Specialty	547	522	497
Total Specialty Medicines	$8,402	$8,150	$6,493

A significant portion of our revenues, and a higher proportion of our profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of our specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, we no longer have patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect our results of operations and financial condition.

In particular, as a result of a successful patent challenge in the United States, we are facing the loss of U.S. patent exclusivity in May 2014 for Copaxone®, our leading specialty medicine. As a result, we may face generic competition in the United States for the 20mg version as early as May 2014. We are in discussions with the FDA regarding clinical trial requirements for any proposed generic version of Copaxone®, and we are not aware of the imminent approval of such a product. Nonetheless, the introduction of any generic competition (even a purported generic) for Copaxone® would likely have a material adverse effect on our financial results and cash flow. Moreover, our business strategy for Copaxone® relies heavily on the successful introduction of a three-times-a-week product and the migration of a substantial percentage of current daily Copaxone® patients to this new version. The failure to achieve our objectives for the new version would likely have a material adverse effect on our financial results and cash flow.

In 2013, revenues from Copaxone® were approximately $3.2 billion in the U.S. (approximately 30% of our total 2013 U.S. revenues) and approximately $1.1 billion in markets outside the U.S. (approximately 11% of our total 2013 non-U.S. revenues).

Our multiple sclerosis franchise includes our Copaxone® products and laquinimod (a developmental compound for the treatment of MS). The profitability of our multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to our MS franchise. It does not include G&A expenses, amortization and non-recurring items. Our MS franchise profitability was $3.3 billion $3.0 billion and $2.8 billion in 2013, 2012 and 2011, respectively.

  <>Supplemental data - major customers:

       The percentages of total consolidated revenues for the years ended December 31, 2013, 2012 and 2011 to one customer were 17%, 16% and 14%, respectively. The percentage of total consolidated revenues for another customer accounted for 13% for the year ended December 31, 2013. Most of Teva's revenues from these customers were made in the United States. The balance due from the Company's largest customer accounted for 23% of the gross trade accounts receivable at December 31, 2013. Sales reserves and allowances on these balances are recorded in current liabilities (refer to note 1l).

e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2013	2012	2011

	(U.S. $ in millions)
Israel	$1,834	$1,649	$1,459
United States	852	896	1,053
Hungary	526	498	388
Japan	492	644	765
Croatia	479	415	311
Germany	403	367	317
Other	2,049	1,846	1,654
Total property, plant and equipment	$6,635	$6,315	$5,947